Taxation - Summary of Taxation Charge Based on Profits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense (income)
Credit in respect of prior periods	£ (420)	£ (492)	£ (508)
Current taxation	1,136	1,168	1,619
Deferred taxation	(183)	(414)	(263)
Total tax	953	754	1,356
UK [member]
Current tax expense (income)
Current tax expense (income)	149	234	199
Rest of World [member]
Current tax expense (income)
Current tax expense (income)	£ 1,407	£ 1,426	£ 1,928